Document and Entity Information	12 Months Ended
Nov. 30, 2014
Document and Entity Information
Entity Registrant Name	JOE'S JEANS INC.
Entity Central Index Key	0000844143
Document Type	8-K
Document Period End Date	Nov. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity Filer Category	Accelerated Filer